Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Office equipment and computers
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years